Securities (Amortized Cost and Fair Value of Securities by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Securities Available-for-Sale: Amortized cost
Due in one year or less	$ 4,582	$ 3,145
Due after one year through five years	12,828	13,191
Due after five years through ten years	55,349	51,937
Due after ten years	27,208	26,649
Total	614,402	571,058	500,128
Securities Available-for-Sale, Fair Value
Due in one year or less	4,616	3,162
Due after one year through five years	13,138	13,570
Due after five years through ten years	55,605	54,239
Due after ten years	27,767	28,986
Total	612,569	587,602	516,844
Securities Held-to-Maturity, Carrying Amount
Due in one year or less	0	0
Due after one year through five years	268	346
Due after five years through ten years	0	0
Due after ten years	0	0
Total	268	346	690
Securities Held-to-Maturity, Fair Value
Due in one year or less	0	0
Due after one year through five years	271	351
Due after five years through ten years	0	0
Due after ten years	0	0
Fair Value	271	351	697
Mortgage-backed Securities - Residential [Member]
Securities Available-for-Sale: Amortized cost
Available-for-Sale, amortized cost	513,751	475,452
Total	513,751	475,452	431,495
Securities Available-for-Sale, Fair Value
Available-for-Sale, Fair Value	510,679	486,912
Total	510,679	486,912	443,934
Equity Securities [Member]
Securities Available-for-Sale: Amortized cost
Available-for-Sale, amortized cost	684	684
Total	684	684	684
Securities Available-for-Sale, Fair Value
Available-for-Sale, Fair Value	764	733
Total	$ 764	$ 733	$ 684